Disclosure of geographical areas (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Net loss for the year	$ 5,771,550	$ 4,875,261
Taxes receivable	3,877,934	1,526,702
Deposits	70,553	58,076
Property and equipment	1,302,884	1,001,038
Exploration and evaluation assets	31,615,763	13,994,090	$ 4,160,633
Canada [Member]
Statements [Line Items]
Net loss for the year	5,395,830	4,571,123
Taxes receivable	0	0
Deposits	70,553	58,076
Property and equipment	10,053	3,730
Exploration and evaluation assets	0	0
Mexico [Member]
Statements [Line Items]
Net loss for the year	375,720	304,138
Taxes receivable	3,877,934	1,526,702
Deposits	0	0
Property and equipment	1,292,831	997,308
Exploration and evaluation assets	$ 31,615,763	$ 13,994,090